Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Technology Portfolio	Aug. 04, 2023
VIP Technology Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(35.86%)
Past 5 years	13.65%
Past 10 years	17.08%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1525
Average Annual Return:
Past 1 year	(29.58%)
Past 5 years	14.84%
Past 10 years	17.65%